Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expenses
Selling, general and administrative expenses

26.Selling, general and administrative expenses

Selling, general and administrative expenses for the years ended December 31 were as follows:

	2017	2018	2019
Advertising, client acquisition and related expenses	1,294	2,369	1,967
Tax expenses, except income and payroll related taxes	407	690	687
Advisory and audit services	433	661	711
Rent of premises and related utility expenses	391	643	254
Expenses related to Tochka multi-bank platform services	—	—	538
IT related services	236	364	421
Loss/(gain) from initial recognition, net	—	143	274
Offering expenses	—	—	79
Other expenses	1,035	1,229	1,282
Total selling, general and administrative expenses	3,796	6,099	6,213